Consolidated Changes in Stockholders' Equity (USD $) In Millions	Common Stock [Member]	Capital in Excess of Par value [Member]	Retained Earnings [Member]	Accumulated Other Elements of Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interests [Member]	Total
Balance at Dec. 31, 2010	$ 2.6	$ 2,259.3	$ 2,848.3	$ (27.1)	$ (690.7)	$ 0	$ 4,392.4
Net income	0	0	521.9	0	0	0	521.9
Other comprehensive income (loss)	0	0	0	(63.7)	0	0	(63.7)
Non-cash stock compensation expense	0	36.7	0	0	0	0	36.7
Purchase of treasury stock	0	0	0	0	(2.4)	0	(2.4)
Treasury stock issued under stock compensation plans	0	(25.4)	0	0	46.1	0	20.7
Tax benefit of stock compensation plan transactions	0	4.9	0	0	0	0	4.9
Conversion value of convertible debentures in excess of principal	0	(203.3)	0	0	0	0	(203.3)
Other	0	0.2	0	0	0	0	0.2
Balance at Dec. 31, 2011	2.6	2,072.4	3,370.2	(90.8)	(647.0)	0	4,707.4
Net income	0	0	750.5	0	0	0	750.5
Other comprehensive income (loss)	0	0	0	60.8	0	0	60.8
Non-cash stock compensation expense	0	44.7	0	0	0	0	44.7
Purchase of treasury stock	0	0	0	0	(21.5)	0	(21.5)
Treasury stock issued under stock compensation plans	0	(34.0)	0	0	46.7	0	12.7
Tax benefit of stock compensation plan transactions	0	11.5	0	0	0	0	11.5
Balance at Dec. 31, 2012	2.6	2,094.6	4,120.7	(30.0)	(621.8)	0	5,566.1
Formation of OneSubsea, net of tax effects of $90.5	0	1,083.0	0	0	0	926.5	2,009.5
Net income	0	0	699.2	0	0	25.0	724.2
Other comprehensive income (loss)	0	0	0	(49.5)	0	5.5	(44.0)
Non-cash stock compensation expense	0	53.8	0	0	0	0	53.8
Net change in treasury shares owned by participants in nonqualified deferred compensation plans	0	0	0	0	(2.3)	0	(2.3)
Purchase of treasury stock	0	0	0	0	(1,532.7)	0	(1,532.7)
Treasury stock issued under stock compensation plans	0	(27.8)	0	0	58.8	0	31.0
Tax benefit of stock compensation plan transactions	0	9.5	0	0	0	0	9.5
Contributions from noncontrolling interest owners	0	0	0	0	0	75.3	75.3
Purchases of noncontrolling ownership interests	0	0	0	0	0	(7.2)	(7.2)
Other noncontrolling interests	0	0	0	0	0	38.4	38.4
Other	0	(6.2)	0	0	0	0	(6.2)
Balance at Dec. 31, 2013	$ 2.6	$ 3,206.9	$ 4,819.9	$ (79.5)	$ (2,098.0)	$ 1,063.5	$ 6,915.4